Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 28,260	$ 28,260				$ 1,383
Accounts receivable, net		90	90				71
Inventory, net		4,139	4,139				3,322
Prepaid expenses		2,328	2,328				232
Other current assets		213	213				177
Total current assets		35,030	35,030				5,185
Property and equipment, net		1,572	1,572				1,487
Right-of-use assets, net		226	226				130
Intangible Assets, net		26,061	26,061				0
Goodwill		44,291	44,291				0
Other assets		16	16				23
Total assets		107,196	107,196				6,825
Current liabilities:
Accounts payable		4,419	4,419				3,830
Accrued liabilities		2,910	2,910				3,048
Operating lease liabilities, current		142	142				79
Convertible notes payable, current							36,430
Warrant liabilities							78
Term loan, current							1,695
Accrued transaction costs							444
Other accrued liabilities		448	448				1,572
Total current liabilities		7,919	7,919				47,176
Operating lease liabilities, long-term		85	85				52
Convertible notes payable, non-current		13,750	13,750
Warrant liabilities		2,465	2,465
Deferred tax liabilities, net		2,800	2,800
Term loan, long-term							143
Other long-term liabilities		3,616	3,616				8
Total liabilities		30,635	30,635				47,379
Commitments and contingencies (Note 12)
Legacy Adagio's Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of December 31, 2023; 4,939,946 shares issued and outstanding as of December 31, 2023, with aggregate liquidation preference of $91,637 as of December 31, 2023	$ 86,783			$ 91,469	$ 86,783	$ 91,469	91,469		$ 86,783	$ 91,469	$ 91,469
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 210,000,000 shares authorized as of September 30, 2024; 14,535,136 shares issued and outstanding as of September 30, 2024		1	1				1
Additional paid-in capital		89,786	89,786				1,608
Accumulated other comprehensive income		(9)	(9)				17
Accumulated deficit		(13,217)	(13,217)				(133,649)
Total stockholders' equity (deficit)	$ (148,315)	76,561	76,561	$ (123,507)	$ (148,315)	$ (123,507)	(132,023)	$ 72,964	$ (140,506)	$ (112,876)	$ (95,877)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)		$ 107,196	$ 107,196				$ 6,825
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Predecessor	Predecessor	Predecessor	Predecessor